Operating leases	12 Months Ended
Mar. 31, 2021
Disclosure Of Finance Leases And Operating Leases By Lessee [Abstract]
Disclosure Of Operating Lease By Lessee Explanatory
27. Operating leases

The Company has leased offices and vehicles under various operating lease agreements that are renewable on a periodic basis at the option of both the lessor and the lessee. Rental expense under these leases was Rs.905 for the year ended March 31, 2019.

The schedule of future minimum rental payments in respect of non-cancellable operating leases is set out below:

	As of March 31,
	2021		2020		2019
Less than one year	Rs.	-	Rs.	-	Rs.	405
Between one and five years		-		-		797
More than five years		-		-		89
	Rs.	-	Rs.	-	Rs.	1,291

Commencing April 1, 2019, upon adoption of IFRS 16, majority of leases for which the Company is a lessee are recognized as a lease liability with corresponding right-of-use assets recognized in the statement of financial position.

Upon adoption of the new standard, a portion of the annual operating lease costs, which was previously fully recognized as a functional expense, is recorded as interest expense.